LOANS, NET - Narrative (Details) S/ in Millions, $ in Millions	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)
Interest rate swaps | Fair Value Hedges
Disclosure of Loans, Net [Line Items]
Notional amount	S/ 44.9	$ 13.3	S/ 136.6	$ 36.3